Shareholder Report, Average Annual Return (Details)		12 Months Ended	18 Months Ended	27 Months Ended	35 Months Ended	37 Months Ended	44 Months Ended	50 Months Ended	60 Months Ended	61 Months Ended	78 Months Ended	120 Months Ended
		Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000205376
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
C000205375
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
C000210451
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Russell 2000 Covered Call ETF
C000221195
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Nasdaq 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
C000221194
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
C000228848
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Risk Managed Income ETF
C000228854
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Risk Managed Income ETF
C000234113
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Dow 30<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
C000238169
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Russell 2000 Covered Call & Growth ETF
C000234112
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Information Technology Covered Call & Growth ETF
C000243329
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X Dow 30<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
C000249082
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Global X MLP & Energy Infrastructure Covered Call ETF
Without Sales Load [Member] | C000205376
Average Annual Return [Line Items]
Average Annual Return, Percent		10.72%							10.11%			7.50%
Without Sales Load [Member] | C000205375
Average Annual Return [Line Items]
Average Annual Return, Percent		10.25%							9.27%			8.45%
Without Sales Load [Member] | C000210451
Average Annual Return [Line Items]
Average Annual Return, Percent		8.53%							6.64%		4.42%
Without Sales Load [Member] | C000221195
Average Annual Return [Line Items]
Average Annual Return, Percent		20.64%							14.22%	13.95%
Without Sales Load [Member] | C000221194
Average Annual Return [Line Items]
Average Annual Return, Percent		16.08%							13.54%	12.85%
Without Sales Load [Member] | C000228848
Average Annual Return [Line Items]
Average Annual Return, Percent		7.57%						1.10%
Without Sales Load [Member] | C000228854
Average Annual Return [Line Items]
Average Annual Return, Percent		7.06%						1.87%
Without Sales Load [Member] | C000234113
Average Annual Return [Line Items]
Average Annual Return, Percent		12.45%					7.06%
Without Sales Load [Member] | C000238169
Average Annual Return [Line Items]
Average Annual Return, Percent		11.44%				8.90%
Without Sales Load [Member] | C000234112
Average Annual Return [Line Items]
Average Annual Return, Percent		24.83%			25.87%
Without Sales Load [Member] | C000243329
Average Annual Return [Line Items]
Average Annual Return, Percent		14.07%		12.54%
Without Sales Load [Member] | C000249082
Average Annual Return [Line Items]
Average Annual Return, Percent		7.92%	10.24%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%							17.64%			14.64%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%							17.64%			14.64%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%							17.64%		15.82%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%							17.64%	16.88%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%							17.64%	16.88%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%						12.19%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%						12.19%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%					15.67%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%				22.93%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%			22.25%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%		21.13%
S&P 500 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14]	S&P 500 Index (USD) (TR)
Average Annual Return, Percent		21.45%	22.08%
Cboe S&P 500 BuyWrite Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3],[15],[16]	Cboe S&P 500 BuyWrite Index (USD) (TR)
Average Annual Return, Percent		11.48%							10.91%			6.88%
Cboe NASDAQ-100 BuyWrite V2 Index™
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[17],[18]	Cboe NASDAQ-100 BuyWrite V2 Index™
Average Annual Return, Percent		12.15%							10.11%			9.54%
NASDAQ -100 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	NASDAQ -100 Index (USD) (TR)
Average Annual Return, Percent		30.95%							19.47%			19.86%
Cboe Russell 2000 BuyWrite Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5],[19]	Cboe Russell 2000 BuyWrite Index (USD) (TR)
Average Annual Return, Percent		9.48%							7.33%		5.24%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[5]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		14.41%							11.50%		8.71%
Cboe Nasdaq-100 Half BuyWrite V2 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6],[20]	Cboe Nasdaq-100 Half BuyWrite V2 Index (USD) (TR)
Average Annual Return, Percent		21.64%							14.97%	14.67%
NASDAQ -100 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[6]	NASDAQ -100 Index (USD) (TR)
Average Annual Return, Percent		30.95%							19.47%	19.23%
Cboe S&P 500 Half BuyWrite Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[7],[21]	Cboe S&P 500 Half BuyWrite Index (USD) (TR)
Average Annual Return, Percent		16.60%							14.38%	13.58%
NASDAQ-100 Monthly Net Credit Collar 95-100 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8],[22]	NASDAQ-100 Monthly Net Credit Collar 95-100 Index (USD) (TR)
Average Annual Return, Percent		8.67%						1.57%
NASDAQ -100 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[8]	NASDAQ -100 Index (USD) (TR)
Average Annual Return, Percent		30.95%						14.14%
Cboe S&P 500 Risk Managed Income Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[9],[23]	Cboe S&P 500 Risk Managed Income Index (USD) (TR)
Average Annual Return, Percent		7.74%						2.50%
DJIA Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	DJIA Index (USD) (TR)
Average Annual Return, Percent		15.84%					12.47%
DJIA CBOE BuyWrite v2 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[10]	DJIA CBOE BuyWrite v2 Index (USD) (TR)
Average Annual Return, Percent		13.25%					8.01%
Cboe Russell 2000 Half BuyWrite Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11],[24]	Cboe Russell 2000 Half BuyWrite Index (USD) (TR)
Average Annual Return, Percent		12.17%				9.42%
Russell 2000 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[11]	Russell 2000 Index (USD) (TR)
Average Annual Return, Percent		14.41%				13.08%
Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12],[25]	Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR)
Average Annual Return, Percent		25.91%			26.95%
Information Technology Select Sector Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[12]	Information Technology Select Sector Index (USD) (TR)
Average Annual Return, Percent		36.17%			33.86%
Cboe DJIA Half BuyWrite Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13],[26]	Cboe DJIA Half BuyWrite Index (USD) (TR)
Average Annual Return, Percent		14.57%		12.84%
DJIA Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[13]	DJIA Index (USD) (TR)
Average Annual Return, Percent		15.84%		15.96%
Cboe MLPX ATM BuyWrite Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[14],[27]	Cboe MLPX ATM BuyWrite Index (USD) (TR)
Average Annual Return, Percent		2.42%	3.92%

[1]	The Fund operated as the Horizons S&P 500 Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018.
[2]	The Fund operated as the Horizons NASDAQ 100 Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	CBOE – Chicago Board Options Exchange
[16]	Performance reflects the performance of the S&P 500 Stock Covered Call Index through September 14, 2017, the Cboe S&P 500 2% OTM BuyWrite Index through August 20, 2020 and the Cboe S&P 500 BuyWrite Index thereafter.
[17]	CBOE – Chicago Board Options Exchange
[18]	Performance reflects the performance of the Cboe NASDAQ-100 BuyWrite Index through October 14, 2015 and Cboe NASDAQ-100 BuyWrite V2 Index thereafter.
[19]	CBOE – Chicago Board Options Exchange
[20]	CBOE – Chicago Board Options Exchange
[21]	CBOE – Chicago Board Options Exchange
[22]	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[23]	CBOE – Chicago Board Options Exchange
[24]	CBOE – Chicago Board Options Exchange
[25]	CBOE – Chicago Board Options Exchange
[26]	CBOE – Chicago Board Options Exchange
[27]	CBOE – Chicago Board Options Exchange